UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from March 1, 2012 to March 31, 2012

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

	Delaware	51-0020270
	(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Identification Number)

c/o Discover Bank
12 Read's Way
	New Castle, Delaware	19720
	(Address of principal executive offices of the issuing entity )	(Zip Code)

(302)	323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from March 1, 2012 to March 31, 2012.

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2005-4, Subseries 2:

On April 9, 2012 the Registrant made available the Monthly Certificateholders' Statement for March 2012 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(a) hereto.

(B) Series 2006-2, Subseries 3:

On April 9, 2012 the Registrant made available the Monthly Certificateholders' Statement for March 2012 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(b) hereto.

(C) Series 2007-2:

On April 9, 2012 the Registrant made available the Monthly Certificateholders' Statement for March 2012 with respect to Series 2007-2, which is attached as Exhibit 99(c) hereto.

(D) Series 2007-3, Subseries 2:

On April 9, 2012, the Registrant made available the Monthly Certificateholders' Statement for March 2012 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(d) hereto. April 16, 2012 is the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

Series 2007-CC Collateral Certificate:

On April 9, 2012, the Registrant made available the Monthly Certificateholders' Statement for March 2012 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on April 9, 2012 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 2. Legal Proceedings

On March 6, 2012, a class action lawsuit was filed against Discover Financial Services by a Discover Bank cardmember in the U.S. District Court for the Northern District of California (Andrew Steinfeld v. Discover Financial Services, DFS Services LLC and Discover Bank). The plaintiff alleges that Discover contacted him, and members of the class he seeks to represent, on their cellular telephones without their express consent in violation of the Telephone Consumer Protection Act (the "TCPA"). Plaintiff seeks statutory damages for alleged negligent and willful violations of the TCPA, attorneys' fees, costs and injunctive relief. The TCPA provides for statutory damages of $500 for each violation ($1,500 for willful violations). Discover Bank is not in a position at this time to assess the likely outcome or its exposure, if any, with respect to this matter, but will seek to vigorously defend against all claims asserted by the plaintiff.

Item 8. Other Information

Class A(2010-A) Notes. On March 20, 2012, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-A) Notes (the “Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchasers of the Notes and their agent agreed to extend the existing termination date for the note purchase commitments to February 28, 2014 and extend the existing legal maturity date of the Notes to October 17, 2016. The parties also agreed to extend the expected maturity date of the Notes to April 15, 2014 (except as otherwise may be specified in connection with any increase), provided, however, that the expected maturity date for the $250,000,000 outstanding principal amount of the Notes will remain April 15, 2013. Following the expected maturity date for the outstanding principal amount of the Notes, the maximum principal amount of the Notes will be reduced from $1,250,000,000 to $1,000,000,000. Further, the parties agreed to extend the existing liquidation commencement date of the Notes to March 1, 2014 (except as otherwise may be specified in connection with any increase), provided, however, that the existing liquidation commencement date of the outstanding principal amount of the Notes was delayed to March 1, 2013.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
March 31, 2012, for Series 2005-4, Subseries 2.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
March 31, 2012, for Series 2006-2, Subseries 3.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
March 31, 2012, for Series 2007-2.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
March 31, 2012, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: April 9, 2012

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending March 31, 2012, for Series 2005-4, Subseries 2.

99	(b)	Monthly Certificateholders' Statement, related to the
month ending March 31, 2012, for Series 2006-2, Subseries 3.

99	(c)	Monthly Certificateholders' Statement, related to the
month ending March 31, 2012, for Series 2007-2.

99	(d)	Monthly Certificateholders' Statement, related to the
month ending March 31, 2012, for Series 2007-3, Subseries 2.